UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-10401

Trust for Professional Managers
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

Jay Fitton
U.S. Bancorp Fund Services, LLC
615 East Michigan Street
Milwaukee, WI 53202
(Name and address of agent for service)

Registrant's telephone number, including area code: (513) 629-8104

Date of fiscal year end: August 31

Date of reporting period: July 1, 2019 - December 12, 2019

Item 1. Proxy Voting Record.

Meeting Date Range: 01-Jul-2019 To 31-Dec-2019
Selected Accounts
PARK ELECTROCHEMICAL CORP.
Security:	700416209		Meeting Type:			Annual
Ticker:	PKE		Meeting Date:			16-Jul-2019
ISIN	US7004162092		Vote Deadline Date:			15-Jul-2019
Agenda	935053075	Management	Total Ballot Shares:			14924
Last Vote Date:	28-Jun-2019
Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	Election of Director: Dale Blanchfield	For	None	8157	0	0	0
2	Election of Director: Emily J. Groehl	For	None	8157	0	0	0
3	Election of Director: Brian E. Shore	For	None	8157	0	0	0
4	Election of Director: Carl W. Smith	For	None	8157	0	0	0
5	Election of Director: Steven T. Warshaw	For	None	8157	0	0	0
6	Approval, on an advisory (non-binding) basis, of the compensation of the named executive officers.	For	None	8157	0	0	0
7	Approval of an amendment of the Restated Certificate of Incorporation of the Company, dated March 28, 1989, as amended, to change the name of the Company from "Park Electrochemical Corp." to "Park Aerospace Corp.".	For	None	8157	0	0	0
8	Ratification of appointment of CohnReznick LLP as the Company's independent registered public accounting firm for the fiscal year ending March 1, 2020.	For	None	8157	0	0	0
HAWKINS, INC.
Security:	420261109		Meeting Type:			Annual
Ticker:	HWKN		Meeting Date:			01-Aug-2019
ISIN	US4202611095		Vote Deadline Date:			31-Jul-2019
Agenda	935057390	Management	Total Ballot Shares:			7832
Last Vote Date:	26-Jul-2019
Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR	For	None
1	John S. McKeon			3380	0	0	0
2	Patrick H. Hawkins			3380	0	0	0
3	James A. Faulconbridge			3380	0	0	0
4	Duane M. Jergenson			3380	0	0	0
5	Mary J. Schumacher			3380	0	0	0
6	Daniel J. Stauber			3380	0	0	0
7	James T. Thompson			3380	0	0	0
8	Jeffrey L. Wright			3380	0	0	0
2	To approve the Hawkins, Inc. 2019 Equity Incentive Plan.	For	None	3380	0	0	0
3	Non-binding advisory vote to approve executive compensation ("say-on-pay").	For	None	3380	0	0	0

CSW INDUSTRIALS, INC.
Security:	126402106	Meeting Type:	Annual
Ticker:	CSWI	Meeting Date:	13-Aug-2019
ISIN	US1264021064	Vote Deadline Date:	12-Aug-2019
Agenda	935059849	Management	Total Ballot Shares:	6771
Last Vote Date:	26-Jul-2019
Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR	For	None
1	Joseph Armes	3041	0	0	0
2	Michael Gambrell	3041	0	0	0
3	Terry Johnston	3041	0	0	0
4	Robert Swartz	3041	0	0	0
5	Kent Sweezey	3041	0	0	0
2	To approve, by non-binding vote, executive compensation.	For	None	3041	0	0	0
3	The ratification of Grant Thornton LLP to serve as independent registered public accounting firm for the fiscal year ended March 31, 2020.	For	None	3041	0	0	0
KEWAUNEE SCIENTIFIC CORPORATION
Security:	492854104	Meeting Type:	Annual
Ticker:	KEQU	Meeting Date:	28-Aug-2019
ISIN	US4928541048	Vote Deadline Date:	27-Aug-2019
Agenda	935063747	Management	Total Ballot Shares:	6347
Last Vote Date:	26-Jul-2019
Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR	For	None
1	Margaret B. Pyle	2765	0	0	0
2	Donald F. Shaw	2765	0	0	0
2	Ratification of the appointment of the independent registered public accounting firm of Ernst & Young LLP as the Company's independent auditors for fiscal year 2020.	For	None	2765	0	0	0
3	Approval, on an advisory basis, of the compensation of our named executives.	For	None	2765	0	0	0
Item	Proposal	Recommendation	Default Vote	1 Year	2 Years	3 Years	Abstain	Take No Action
4	Advisory vote on the frequency of an advisory vote on executive compensation.	1 Year	None	2765	0	0	0

CAL-MAINE FOODS, INC.
Security:	128030202		Meeting Type:			Annual
Ticker:	CALM		Meeting Date:			04-Oct-2019
ISIN	US1280302027		Vote Deadline Date:			03-Oct-2019
Agenda	935077429	Management	Total Ballot Shares:			12940
Last Vote Date:	10-Sep-2019
Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR	For	None
1	Adolphus B. Baker			5477	0	0	0
2	Max P. Bowman			5477	0	0	0
3	Letitia C. Hughes			5477	0	0	0
4	Sherman L. Miller			5477	0	0	0
5	James E. Poole			5477	0	0	0
6	Steve W. Sanders			5477	0	0	0
2	Ratification of Frost, PLLC as the Company's Independent Registered Public Accounting Firm for fiscal year 2020.	For	None	5477	0	0	0
KEANE GROUP INC.
Security:	48669A108		Meeting Type:			Special
Ticker:	FRAC		Meeting Date:			22-Oct-2019
ISIN	US48669A1088		Vote Deadline Date:			21-Oct-2019
Agenda	935084359	Management	Total Ballot Shares:			15493
Last Vote Date:	25-Sep-2019
Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	Approve the issuance of shares of Keane's common stock to stockholders of C&J Energy Services, Inc. ("C&J") in connection with the Agreement and Plan of Merger, dated as of June 16, 2019, by and among C&J, Keane and King Merger Sub Corp., a wholly owned subsidiary of Keane ("Merger Sub"), pursuant to which Merger Sub will merge with and into C&J, with C&J surviving the merger as a wholly owned subsidiary of Keane (the "Keane Share Issuance Proposal").	For	None	10639	0	0	0
2	Approve, on a non-binding advisory basis, the compensation that may be paid or become payable to Keane's named executive officers in connection with the merger (the "Keane Compensation Proposal").	For	None	10639	0	0	0
3	Approve the adjournment of the Keane special meeting (the "Keane Special Meeting") to solicit additional proxies if there are not sufficient votes at the time of the Keane Special Meeting to approve the Keane Share Issuance Proposal or to ensure that any supplement or amendment to the accompanying joint proxy statement/prospectus is timely provided to Keane stockholders (the "Keane Adjournment Proposal").	For	None	10639	0	0	0

TWIN DISC, INCORPORATED
Security:	901476101		Meeting Type:			Annual
Ticker:	TWIN		Meeting Date:			31-Oct-2019
ISIN	US9014761012		Vote Deadline Date:			30-Oct-2019
Agenda	935079562	Management	Total Ballot Shares:			31463
Last Vote Date:	20-Sep-2019
Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR	For	None
1	John H. Batten			17103	0	0	0
2	Harold M. Stratton II			17103	0	0	0
3	Michael C. Smiley			17103	0	0	0
2	Advise approval of the compensation of the Named Executive Officers.	For	None	17103	0	0	0
3	Ratify the appointment of RSM US LLP as our independent auditors for the fiscal year ending June 30, 2020.	For	None	17103	0	0	0
KIMBALL ELECTRONICS, INC.
Security:	49428J109		Meeting Type:			Annual
Ticker:	KE		Meeting Date:			07-Nov-2019
ISIN	US49428J1097		Vote Deadline Date:			06-Nov-2019
Agenda	935080438	Management	Total Ballot Shares:			28102
Last Vote Date:	25-Sep-2019
Item	Proposal	Recommendation	Default Vote	For	Against	Abstain	Take No Action
1	DIRECTOR	For	None
1	Holly A. Van Deursen			12602	0	0	0
2	Michele M. Holcomb, PhD			12602	0	0	0
2	To ratify the selection of Deloitte and Touche LLP as the Company's independent registered public accounting firm for the fiscal year 2020.	For	None	12602	0	0	0
3	To approve, by a non-binding, advisory vote, the compensation paid to the Company's Named Executive Officers.	For	None	12602	0	0	0
4	To approve the Company's 2014 Stock Option and Incentive Plan.	For	None	12602	0	0	0
5	To approve the Company's 2019 Profit Sharing Incentive Bonus Plan.	For	None	12602	0	0	0
6	To approve the amendment of the Company's Articles of Incorporation to provide for elimination of a supermajority voting requirement for the Articles of Incorporation amendment under certain circumstances.	For	None	12602	0	0	0
7	To approve the amendment of the Company's Articles of Incorporation to provide for majority voting in uncontested director elections.	For	None	12602	0	0	0

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Trust for Professional Managers

By (Signature and Title) /s/ John Buckel
John Buckel
President, Trust for Professional Managers

Date    2/10/20